SCHEDULE OF ACCOUNTS RECEIVABLE NET OF ALLOWANCE FOR CREDIT LOSS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Credit Loss [Abstract]
Accounts receivable	$ 1,727,576	$ 1,467,833
Less: allowance for expected credit loss	(42,932)	(38,534)	$ (5,068)
Total	$ 1,684,644	$ 1,429,299